Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
CIK	dei_EntityCentralIndexKey	0001383496
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 28, 2018
Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A